Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Summary of Company's Statutory Income Tax Rate to the Company's Effective Income Tax Rate
A reconciliation of the Company’s statutory income tax rate to the Company’s effective income tax rate is as follows:

	Year Ended December 31,
	2025		2024
	Amount (in thousands)	Rate	Amount (in thousands)	Rate
Federal statutory income tax rate	(21,127)	21.00%	(17,523)	21.00%
Permanent difference	777	(0.77)%	644	(0.77)%
State taxes, net of federal benefit	73	(0.07)%	(123)	0.15%
Research and development credits	(3,781)	3.76%	(4,999)	5.99%
Change in valuation allowance	24,058	(23.91)%	22,002	(26.37)%

Effective income tax rate	—	0.00%	—	0.00%

Summary of Net Deferred Tax Assets (Liabilities)
Net deferred tax assets (liabilities) as of December 31, 2025 and 2024 consisted of the following (in thousands):

	Year Ended December 31,
	2025	2024
Deferred tax assets
Net operating loss carryforwards	$49,893	$17,753
Research and development tax credit carryforwards	23,251	18,430
Lease right-of-use liability	1,794	1,800
Accrued expenses and other liabilities	885	1,352
Stock Compensation Expense	2,815	2,192
IRC 174 capitalized research and development	19,836	27,129
Other	1,202	662

Total deferred tax assets	99,676	69,319
Less: Valuation allowance	(98,055)	(67,584)

Net deferred tax assets	1,621	1,735

Deferred tax liabilities
Lease right-of-use asset	(1,728)	(1,734)
Depreciation	107	(1)

Total deferred tax liabilities	(1,621)	(1,735)

Net deferred tax assets (liabilities)	$—	$—

Summary of Changes in the Valuation Allowance for Deferred Tax Assets
Changes in the valuation allowance for deferred tax assets during the years ended December 31, 2025 and 2024 related primarily to the increase in net operating loss carryforwards and were as follows (in thousands):

	Year Ended December 31,
	2025	2024
Valuation allowance at the beginning of the year	$67,584	$40,458
Increases recorded to income tax provision	30,471	27,126

Valuation allowance at end of the year	$98,055	$67,584